RECEIVABLES (Details) - DB Arizona [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
RECEIVABLES (Details) [Line Items]
Accounts Receivable, Related Parties, Current	$ 75,000
Line of Credit Facility, Increase, Accrued Interest	$ 2,202
Line of Credit Facility, Interest Rate During Period	14.00%
Line of Credit Facility, Expiration Date	May 30, 2017